Fair value measurements and the fair value option - Schedule of Changes in the fair value resulting from changes in the instrument-specific credit risk (Detail) $ in Thousands	9 Months Ended
Mar. 31, 2023 USD ($)
Fair Value Disclosures [Abstract]
Balance at July 1, 2022	$ 12,342
Change due to payment of principal and interest	(2,965)
Change in credit risk	(70)
Change in time to maturity, stock price and Risk-Free Rates	1,898
FX Impact	218
Balance at March 31, 2023	$ 11,423